Note 6 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - Reserve of share-based payments [member] - Faciliation Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 15,026	$ 16,712
Interest incurred	259	580
Dividends used to repay loan	(1,888)	(2,266)
Balance	$ 13,397	$ 15,026